DISCLOSURE OF OTHER INFORMATION (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Depreciation and amortization	$ 492,704	$ 516,012	$ 519,380
Staff expenses	651,371	577,634	628,093
Total	3,681,603	3,445,284	3,910,378
Total	682,996	535,704	586,873
Fees (legal and technical advisors)	8,466	5,899	5,465
Maintenance and repair	1,700	4,342	1,287
Total	577,147	510,137	554,038
Cost Of Sales [Member]
Statement [Line Items]
Timber	773,732	844,548	879,583
Forestry labor costs and other services	554,460	467,595	547,749
Depreciation and amortization	401,672	412,750	409,442
Depreciation for right of use	43,284	57,785	64,434
Maintenance costs	261,143	225,691	294,853
Chemical costs	546,048	444,429	557,074
Sawmill Services	113,592	102,663	140,220
Other Raw Materials	243,882	212,872	236,250
Other Indirect costs	127,751	118,721	149,853
Energy and fuel	201,949	168,782	212,655
Cost of electricity	36,927	32,200	34,871
Staff expenses	377,163	357,248	383,394
Total	3,681,603	3,445,284	3,910,378
Distribution cost [Member]
Statement [Line Items]
Depreciation for right of use	2,291	1,664	1,792
Selling costs	38,467	35,847	38,097
Commissions	14,566	13,846	13,573
Insurance	4,236	3,521	4,405
Provision for doubtful accounts	758	1,427	981
Other selling costs	18,907	17,053	19,138
Shipping and freight costs	644,529	499,857	548,776
Port services	52,132	41,731	36,145
Freights	555,357	414,153	472,542
Other shipping and freight costs (internment, warehousing, stowage, customs and other costs)	34,749	42,309	38,297
Total	682,996	535,704	586,873
Administrative expenses [Member]
Statement [Line Items]
Depreciation and amortization	37,715	33,753	29,412
Depreciation for right of use	7,061	8,006	10,775
Staff expenses	248,079	210,708	229,224
Insurance	23,749	23,297	19,825
Marketing, advertising, promotion and publications expenses	12,601	10,037	18,127
Computer services	32,614	32,473	34,931
Lease rentals (offices, other property and vehicles)	5,264	5,282	7,038
Donations, contributions, scholarships	9,264	14,879	9,980
Fees (legal and technical advisors)	38,124	38,701	47,889
Property taxes, city permits and rights	24,522	19,206	16,371
Cleaning services, security services and transportation	33,336	28,108	22,959
Third-party variable services (maneuvers, logistics)	44,325	36,535	40,432
Basic services (electricity, telephone, water)	4,605	4,686	7,580
General and other minor expenses (mainly PCR testing)	14,455	4,102	1,957
Maintenance and repair	8,040	6,448	7,238
Seminars, courses, training materials	2,908	1,906	3,091
Travels, clothing and safety equipment, environmental expenses, audits and others	30,485	32,010	47,209
Total	$ 577,147	$ 510,137	$ 554,038